Summary of Impact of Sales of EIP receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
EIP receivables derecognized	$ 47,672	$ 21,955
Cash proceeds (gross of initial legal and bank set-up fees)	(41,338)	(18,827)
Reversal of unamortized imputed interest	(3,393)	(1,535)
Reversal of allowance for doubtful accounts	(1,430)	(659)
Pre-tax loss on sales of EIP receivables	$ 1,511	934
Initial legal and bank set-up fees		$ 1,175